Note 11 - Reportable Segments (Details)	3 Months Ended
Mar. 31, 2015
Note 11 - Reportable Segments (Details) [Line Items]
Number of Reportable Segments	2
Water and Environmental Services [Member] | Operating Segments [Member]
Note 11 - Reportable Segments (Details) [Line Items]
Number of Operating Entities Under Reportable Segment	10
Number Of Facilities with Fees Related to the Management	3